Note 8 - Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Text Block]
Note 8:       Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share from continuing operations as presented in the Consolidated Statements of Operations.  There were approximately 1.6 million share equivalents (representing the weighted-average of common stock warrants issued to Berkshire Hathaway prior to their exercise) that were not included in the computation of diluted EPS in 2012 because to do so would have been anti-dilutive.  There were approximately 9,000 share equivalents and 93,000 share equivalents (representing the weighted-average of outstanding stock options) that were not included in the computation of diluted EPS in 2011 and 2010, respectively, because to do so would have been anti-dilutive.

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(In thousands, except per share amounts)	2012	2011	2010

Numerator for basic and diluted earnings per share:
Loss from continuing operations available to common stockholders	$(39,957)	$(48,933)	$(38,545)

Denominator for basic and diluted earnings per share:
Weighted average shares outstanding	23,744	22,478	22,341

Loss from continuing operations per common share (basic and diluted)	$(1.68)	$(2.18)	$(1.72)